Revenue from contracts with customers - Significant estimates and judgments (Details) £ in Millions		12 Months Ended
	Aug. 01, 2015 GBP (£) item	Jun. 30, 2020 GBP (£)
Estimates and judgments
Estimated Premier League rebate for 2019/2020 season due to broadcasters		£ 14.0
adidas
Estimates and judgments
Term of agreement (in years)	10 years
Minimum guarantee payable	£ 750.0
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas | item	2
Maximum increase in guarantee payable per year	£ 4.0
Maximum possible percentage of reduction in guarantee per year	30.00%